Derivative Liabilities (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Derivative Liabilities Tables
Derivative liabilities included in the consolidated balance sheet

The following table summarizes the derivative liabilities included in the consolidated balance sheet:

Balance at March 31, 2013	$23,550
ASC 815-15 additions
Asher Enterprise note	206,695
Magna Group LLC notes	190,099
Other convertible notes	3,290,500
ASC 815-15 deletions
Asher Enterprise note	(223,892)
Magna Group LLC notes	(202,465)
Other convertible notes	(1,692,317)
Asher Enterprise warrants	(24,614)
Change in fair value	(1,567,556)
Balance at September 30, 2013	$0

Balance at March 31, 2011	$-
ASC 815-15 additions	-
(Asher Enterprise)	23,309
(Other Convertible Notes)	566,072
Change in fair value	(59,798)
Balance at March 31, 2012	529,583
ASC 815-15 addition (Asher)	190,298
ASC 815-15 addition (Other)	377,248
ASC 815-15 addition (Warrants)	21,143
ASC 815-15 deletion (Asher)	(216,025)
ASC 815-15 deletion (Other)	(605,101)
Change in fair value	(273,596)

Balance at March 31, 2013	$23,550

Summarizes the derivative (gain) or loss recorded

The following table summarizes the derivative (gain) or loss recorded as a result of the derivative liabilities above:

For the Six Months Ended September 30, 2013
Excess of fair value of liabilities over note payable	$109,247
Change in fair value	(1,567,556)
Total Derivative (Gain) Loss	$1,458,309

For the Year Ended March 31, 2012
Excess of fair value of liabilities over note payable	$0
Change in fair value	(59,798)
Total Derivative (Gain) Loss	$(59,798)

For the Year Ended March 31, 2013
Excess of fair value of liabilities over note payable	$80,441
Change in fair value	(273,596)
Total Derivative (Gain) Loss	$(193,155)